Wages, Salaries and Benefits - Summary of Five Highest Paid Individuals (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) Aircraft
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances	¥ 15,776,000	¥ 16,412,000	¥ 19,385,000
Performance related bonuses	0		0
Total	21,061,000	20,827,000	24,152,000
Five Highest Paid Individuals [Member]
Disclosure of individuals with highest emoluments [Line Items]
Wages, salaries, bonuses and allowances	8,537	10,495	11,413,000
Pension scheme contributions	185	172	185,000
Total	¥ 8,722,000	¥ 10,667,000	¥ 11,598,000
Five Highest Paid Individuals [Member] | HK$2,000,001 to HK$2,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	5	2	2
Five Highest Paid Individuals [Member] | HK$2,500,001 to HK$3,000,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	0	3	2
Five Highest Paid Individuals [Member] | HK$3,000,001 to HK$3,500,000 [Member]
Disclosure of individuals with highest emoluments [Line Items]
Number of individuals	0	0	1